Schedule of Investments (unaudited)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)(b)	$1,055	$926,596
Omnicom Group, Inc.
5.00%, 06/02/33	628	606,948
5.30%, 06/02/36	600	569,666
		2,103,210
Aerospace & Defense — 0.4%
Boeing Co.(The)
3.20%, 03/01/29	629	604,825
5.15%, 05/01/30	1,766	1,774,796
6.30%, 05/01/29	382	395,664
6.39%, 05/01/31	286	300,872
6.53%, 05/01/34	51	54,619
TransDigm, Inc., 6.38%, 03/01/29(a)	843	853,142
		3,983,918
Agriculture — 0.5%
Altria Group, Inc.
2.45%, 02/04/32	1,328	1,156,507
3.40%, 05/06/30	445	421,654
4.80%, 02/14/29	710	710,353
BAT Capital Corp.
4.74%, 03/16/32(b)	39	38,335
4.91%, 04/02/30	195	194,454
5.35%, 08/15/32(b)	174	176,018
5.83%, 02/20/31	119	122,741
6.00%, 02/20/34	103	106,946
6.34%, 08/02/30(b)	259	271,560
6.42%, 08/02/33	871	926,262
BAT International Finance PLC, 4.45%, 03/16/28	1,263	1,259,101
		5,383,931
Airlines — 0.5%
Alaska Airlines, Inc., 6.50%, 06/01/31(a)	100	99,354
Allegiant Travel Co., 7.13%, 07/01/31(a)	1,059	1,073,061
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	961	969,030
Delta Air Lines, Inc.
4.95%, 07/10/28	267	267,323
5.25%, 07/10/30	1,813	1,823,159
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	1,850	1,609,766
		5,841,693
Apparel — 0.3%
Tapestry, Inc.
5.10%, 03/11/30	1,197	1,197,865
5.50%, 03/11/35	728	720,426
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	441	449,237
VF Corp., 2.95%, 04/23/30	1,323	1,188,592
		3,556,120
Auto Manufacturers — 0.4%
Allison Transmission, Inc., 5.88%, 06/01/29(a)	215	215,694
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	866	927,023
Nissan Motor Co. Ltd.
4.81%, 09/17/30(a)	646	598,807
7.75%, 07/17/32(a)	1,185	1,224,078
8.13%, 07/17/35(a)	1,501	1,583,794
		4,549,396
Auto Parts & Equipment — 0.2%
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)	203	206,626
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	$1,223	$1,271,244
Phinia, Inc., 6.75%, 04/15/29(a)	512	520,480
		1,998,350
Banks — 7.1%
Bank of America Corp.
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	45	42,880
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.30%)(c)	1,225	1,204,280
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.33%)(c)	1,821	1,799,437
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	94	91,920
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.57%)(c)	1,810	1,793,234
6.20%, 11/10/28, (1-day SOFR + 1.99%)(c)	1,840	1,875,610
Bank of New York Mellon (The), 6.32%, 10/25/29, (1-day SOFR + 1.60%)(c)	1,461	1,511,768
Canadian Imperial Bank of Commerce/New York
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	1,407	1,380,142
5.25%, 01/13/31, (1-day SOFR + 1.11%)(c)	1,570	1,580,352
Citibank N.A.
4.84%, 08/06/29(b)	975	978,106
5.80%, 09/29/28	1,725	1,769,572
Citizens Bank N.A., 4.58%, 08/09/28, (1-day SOFR + 2.00%)(c)	125	124,842
Citizens Financial Group, Inc.
5.25%, 03/05/31, (1-day SOFR + 1.26%)(b)(c)	54	54,158
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	483	490,895
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	1,716	1,750,571
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	100	105,686
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	241	239,673
6.34%, 07/27/29, (1-day SOFR + 2.34%)(c)	1,477	1,518,270
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(c)	766	780,361
First Citizens BancShares, Inc.
4.87%, 03/03/32, (1-day SOFR + 1.49%)(c)	420	405,107
5.60%, 09/05/35, (5-year CMT + 1.85%)(c)	300	293,239
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(c)	265	266,032
First-Citizens Bank & Trust Co., 5.10%, 07/13/29, (1-day SOFR + 1.15%)(c)	1,375	1,371,565
Goldman Sachs Group, Inc.(The)
3.80%, 03/15/30	867	833,763
4.15%, 10/21/29, (1-day SOFR + 0.90%)(c)	1,850	1,820,633
4.48%, 08/23/28, (1-day SOFR + 1.73%)(c)	1,398	1,394,636
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	1,000	982,940
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	450	446,571
6.48%, 10/24/29, (1-day SOFR + 1.77%)(c)	1,748	1,803,824
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	130	116,714
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	1,732	1,683,274
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.80%)(c)	1,796	1,787,962
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	214	213,686
5.21%, 08/11/28, (1-day SOFR + 2.61%)(c)	765	768,622

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.55%, 03/04/30, (1-day SOFR + 1.46%)(c)	$1,476	$1,496,229
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	210	214,093
7.39%, 11/03/28, (1-day SOFR + 3.35%)(c)	1,724	1,777,599
Huntington Bancshares, Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.97%)(c)	1,303	1,298,781
6.21%, 08/21/29, (1-day SOFR + 2.02%)(c)	1,000	1,026,046
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	2,264	1,990,282
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	1,878	1,678,834
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.52%)(c)	1,824	1,804,815
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	1,738	1,724,745
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	700	711,669
KeyCorp
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	998	967,540
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(b)(c)	1,317	1,374,857
M&T Bank Corp.
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	795	821,588
7.41%, 10/30/29, (1-day SOFR + 2.80%)(c)	1,573	1,656,681
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	1,815	1,676,915
3.59%, 07/22/28(b)(c)	2,205	2,180,884
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	75	71,396
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.40%)(c)	1,573	1,551,423
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(c)	1,928	1,906,902
5.12%, 02/01/29, (1-day SOFR + 1.73%)(c)	1,119	1,123,893
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	132	132,395
6.30%, 10/18/28, (1-day SOFR + 2.24%)(c)	1,476	1,503,126
Pinnacle Bank/Nashville TN, 5.96%, 01/15/36, (5-year CMT + 2.30%)(c)	530	522,114
Pinnacle Financial Partners, Inc., 5.60%, 05/19/32, (1-day SOFR + 1.70%)(c)	1,331	1,319,574
PNC Financial Services Group, Inc.(The)
5.58%, 06/12/29, (1-day SOFR + 1.84%)(c)	1,754	1,779,755
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	793	801,124
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	1,277	1,303,121
Santander Holdings USA, Inc.
6.17%, 01/09/30, (1-day SOFR + 2.50%)(c)	645	659,936
6.50%, 03/09/29, (1-day SOFR + 2.36%)(c)	1,983	2,029,173
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	608	603,738
6.53%, 01/10/29, (1-day SOFR + 2.60%)(c)	1,886	1,928,487
Truist Financial Corp.
5.44%, 01/24/30, (1-day SOFR + 1.62%)(b)(c)	1,201	1,214,718
7.16%, 10/30/29, (1-day SOFR + 2.45%)(c)	1,895	1,984,405
U.S. Bancorp, 5.78%, 06/12/29, (1-day SOFR + 2.02%)(c)	1,699	1,730,163
Valley National Bancorp, 6.22%, 06/01/36, (3-mo. CME Term SOFR + 2.43%)(c)	451	446,286
Wells Fargo & Co.
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	1,860	1,826,963
5.39%, 04/24/34, (1-day SOFR + 2.02%)(c)	1,200	1,200,342
Security	Par (000)	Value
Banks (continued)
Zions Bancorp N.A.
4.48%, 02/09/29, (1-day SOFR + 1.06%)(c)	$450	$446,414
4.70%, 08/18/28, (1-day SOFR + 1.16%)(c)	500	498,264
		82,265,595
Beverages — 0.5%
Constellation Brands, Inc.
2.25%, 08/01/31	868	759,381
4.80%, 05/01/30	157	155,910
4.85%, 05/06/31	50	49,532
4.90%, 05/01/33	1,359	1,323,951
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29	250	244,156
4.05%, 04/15/32	200	188,098
4.60%, 05/15/30	265	260,367
5.05%, 03/15/29	1,288	1,292,703
Maple Parent Holdings Corp.
5.05%, 03/26/31(a)	510	505,733
5.70%, 03/26/36(a)	50	49,696
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	1,142	1,106,399
		5,935,926
Biotechnology — 0.9%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	1,282	1,284,066
Biogen, Inc.
2.25%, 05/01/30	1,989	1,805,181
5.75%, 05/15/35(b)	159	162,736
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(b)	1,511	1,395,300
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)	701	643,204
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32(a)(b)	470	474,302
Illumina, Inc., 4.75%, 12/12/30	398	391,847
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,040	1,793,469
Royalty Pharma PLC
2.20%, 09/02/30	1,857	1,667,544
4.45%, 03/25/31	398	388,373
5.20%, 09/25/35	88	85,684
		10,091,706
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30	1,680	1,679,187
5.40%, 04/07/35	332	330,317
Builders FirstSource, Inc.
6.38%, 06/15/32(a)	1,125	1,118,386
6.75%, 05/15/35(a)	846	837,590
Carlisle Companies, Inc., 2.75%, 03/01/30(b)	409	379,879
Sisecam U.K. PLC
8.38%, 01/23/33(a)(b)	685	690,244
8.63%, 05/02/32(a)	1,253	1,268,159
		6,303,762
Chemicals — 0.8%
Celanese U.S. Holdings LLC
6.75%, 04/15/33	1,209	1,232,417
7.38%, 02/15/34(b)	1,292	1,329,009
Chemours Co.(The)
7.88%, 03/15/34(a)	982	955,582
8.00%, 01/15/33(a)	937	922,296
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	758	757,136
DuPont de Nemours, Inc., 4.73%, 11/15/28(a)	845	842,780

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
EIDP, Inc., 5.13%, 05/15/32	$318	$318,442
FMC Corp.
5.65%, 05/18/33(b)	847	756,622
6.38%, 05/18/53	660	513,748
Rain Carbon, Inc., 12.25%, 09/01/29(a)	589	627,423
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	1,080	1,054,621
		9,310,076
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	388	404,808
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	832	793,569
		1,198,377
Commercial Services — 0.9%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	633	606,329
4.88%, 07/15/32(a)(b)	1,115	1,043,167
5.88%, 10/15/33(a)	225	218,165
CoreCivic, Inc., 8.25%, 04/15/29	430	446,419
Deluxe Corp., 8.00%, 06/01/29(a)	770	776,460
Equifax, Inc., 2.35%, 09/15/31	505	440,182
EquipmentShare.com, Inc.
7.13%, 07/01/34(a)	783	747,864
8.00%, 03/15/33(a)(b)	300	302,272
8.63%, 05/15/32(a)	930	951,137
Mobility Global, Inc.
5.05%, 06/15/29(a)	545	542,899
5.45%, 06/15/31(a)	600	600,051
6.05%, 06/15/36(a)	200	197,069
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	197	193,483
PROG Holdings, Inc., 6.00%, 11/15/29(a)	975	953,063
Quanta Services, Inc.
2.90%, 10/01/30	1,833	1,688,219
4.50%, 01/15/31	386	376,933
United Rentals North America, Inc., 4.88%, 01/15/28	150	149,407
		10,233,119
Computers — 0.4%
Apple, Inc., 4.50%, 02/23/36(b)	630	608,811
CGI, Inc., 4.95%, 03/14/30	509	503,375
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	1,452	1,507,347
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	782	786,374
NetApp, Inc.
5.50%, 03/17/32	376	379,383
5.70%, 03/17/35	360	362,344
Pitney Bowes, Inc., 7.25%, 03/15/29(a)	742	747,763
		4,895,397
Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The), 4.35%, 11/03/35(b)	410	389,156
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	269	258,591
3.30%, 01/30/32	81	73,281
5.10%, 01/19/29	121	121,508
5.38%, 12/15/31	129	129,501
6.15%, 09/30/30	325	336,613
Ally Financial, Inc., 6.70%, 02/14/33(b)	736	750,222
Security	Par (000)	Value
Diversified Financial Services (continued)
Apollo Global Management, Inc.
5.15%, 08/12/35(b)	$1,548	$1,480,388
5.70%, 03/30/36	534	526,892
BGC Group, Inc., 6.15%, 04/02/30	675	684,549
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	767	781,920
Brookfield Asset Management Ltd.
4.65%, 11/15/30(b)	510	498,835
4.83%, 04/15/31	493	483,195
Capital One Financial Corp.
5.25%, 07/26/30, (1-day SOFR + 2.60%)(c)	1,448	1,457,510
6.31%, 06/08/29, (1-day SOFR + 2.64%)(c)	1,678	1,719,578
7.62%, 10/30/31, (1-day SOFR + 3.07%)(c)	484	526,337
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	1,769	1,679,051
3.63%, 10/01/31(a)	268	231,765
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	759	758,184
9.25%, 12/15/28(a)	621	642,867
Enact Holdings, Inc., 6.25%, 05/28/29	1,266	1,298,611
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	775	778,291
6.63%, 06/01/32(a)	340	340,466
8.50%, 05/15/30(a)(b)	673	712,545
Enova International, Inc.
9.13%, 08/01/29(a)	751	785,654
11.25%, 12/15/28(a)	383	402,437
LPL Holdings, Inc.
5.20%, 03/15/30	987	985,741
6.75%, 11/17/28	1,092	1,132,459
OneMain Finance Corp.
3.88%, 09/15/28(b)	58	56,047
5.38%, 11/15/29	67	65,478
6.75%, 03/15/32	933	928,479
6.75%, 09/15/33	140	137,743
7.13%, 11/15/31	1,196	1,212,014
7.13%, 09/15/32	514	519,382
7.50%, 05/15/31	105	107,625
7.88%, 03/15/30	248	256,727
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	167	159,732
3.88%, 03/01/31(a)	1,753	1,624,009
4.00%, 10/15/33(a)(b)	497	438,932
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	964	978,518
StoneX Group, Inc., 7.88%, 03/01/31(a)	763	794,675
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(c)	637	635,193
5.45%, 03/06/31, (1-day SOFR + 1.68%)(c)	595	592,829
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(c)	1,340	1,359,954
6.00%, 07/29/36, (1-day SOFR + 2.07%)(c)	50	49,296
7.25%, 02/02/33	2,303	2,366,945
TPG Operating Group II LP, 4.88%, 05/15/31	424	414,390
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	748	775,627
Visa, Inc., 4.15%, 12/14/35(b)	1,197	1,118,814
		34,169,400
Electric — 4.0%
AES Corp.(The)
2.45%, 01/15/31	850	751,923
5.80%, 03/15/32	1,450	1,457,637

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ameren Corp.
3.50%, 01/15/31	$677	$636,550
5.38%, 03/15/35(b)	1,212	1,200,125
American Electric Power Co., Inc., 5.63%, 03/01/33	1,439	1,469,199
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	248	247,517
5.05%, 03/01/35	104	101,378
Series AQ, 4.95%, 08/15/35	487	471,209
CenterPoint Energy, Inc., 5.40%, 06/01/29	24	24,369
Consumers Energy Co., 5.05%, 05/15/35	406	398,401
Dominion Energy, Inc.
5.45%, 03/15/35	119	117,663
Series C, 3.38%, 04/01/30	776	735,349
DTE Electric Co.
5.25%, 05/15/35	512	507,383
Series A, 4.85%, 03/01/36	58	55,403
DTE Energy Co., 5.10%, 03/01/29	795	801,004
Duke Energy Carolinas LLC
4.95%, 01/15/33	1,624	1,609,837
5.25%, 03/15/35	349	347,064
Duke Energy Florida LLC, 4.85%, 12/01/35	511	489,818
Duke Energy Progress LLC, 5.05%, 03/15/35	1,531	1,496,304
Edison International
4.80%, 03/15/31	328	317,169
5.00%, 05/05/28	386	386,116
Entergy Arkansas LLC, 4.95%, 01/15/36(b)	400	384,203
Entergy Louisiana LLC
4.90%, 04/15/36(b)	1,397	1,335,038
5.15%, 09/15/34	124	122,785
Entergy Mississippi LLC, 5.05%, 04/15/36	625	600,811
Entergy Texas, Inc., 5.25%, 04/15/35	194	190,917
Evergy Kansas Central, Inc., 5.25%, 03/15/35(b)	305	300,553
Florida Power & Light Co.
4.80%, 05/15/33	1,093	1,073,335
5.10%, 04/01/33	1,147	1,145,094
5.30%, 06/15/34	1,738	1,740,416
National Grid PLC
5.42%, 01/11/34	563	562,274
5.81%, 06/12/33	1,395	1,428,800
NRG Energy, Inc.
3.88%, 02/15/32(a)	922	843,448
5.75%, 07/15/29(a)	1,205	1,204,307
Oncor Electric Delivery Co. LLC
4.50%, 03/15/31(a)	184	180,275
4.65%, 11/01/29	146	145,296
5.35%, 04/01/35	578	576,489
5.65%, 11/15/33	1,383	1,415,882
Pacific Gas and Electric Co.
2.50%, 02/01/31	925	825,227
4.55%, 07/01/30(b)	1,870	1,828,485
6.10%, 01/15/29	885	908,138
6.95%, 03/15/34	50	53,796
PECO Energy Co., 4.88%, 09/15/35	335	324,871
PG&E Corp.
5.00%, 07/01/28	1,263	1,251,079
5.25%, 07/01/30	702	690,373
PPL Capital Funding, Inc., 5.25%, 09/01/34	1,335	1,317,032
Public Service Co. of Colorado
1.88%, 06/15/31	1,143	990,218
5.35%, 05/15/34(b)	1,489	1,485,504
Security	Par (000)	Value
Electric (continued)
Public Service Electric and Gas Co.
4.85%, 08/01/34	$99	$96,122
Series R, 4.20%, 01/01/31(b)	301	292,820
Public Service Enterprise Group, Inc.
2.45%, 11/15/31	951	834,819
5.20%, 04/01/29	1,301	1,312,764
San Diego Gas & Electric Co.
5.40%, 04/15/35	1,499	1,494,193
Series DDDD, 5.20%, 03/15/36(b)	342	334,014
Sempra, 3.40%, 02/01/28	201	197,114
Southern California Edison Co.
5.15%, 06/01/29	973	977,831
5.25%, 03/15/30(b)	1,461	1,470,084
5.45%, 06/01/31	50	50,503
Southern Co. (The), Series A, 3.70%, 04/30/30	65	62,354
Southwestern Public Service Co.
5.30%, 05/15/35	47	46,211
5.30%, 08/15/36	400	389,319
System Energy Resources, Inc., 5.30%, 12/15/34	126	123,515
Talen Energy Supply LLC, 6.50%, 02/01/36(a)	1,563	1,543,502
Union Electric Co., 5.25%, 04/15/35	314	310,613
		46,081,842
Electronics — 0.3%
Fortive Corp., 4.75%, 05/15/31	624	613,096
Jabil, Inc.
4.20%, 02/01/29	451	442,791
4.75%, 02/01/33(b)	452	433,840
Keysight Technologies, Inc., 5.35%, 07/30/30	80	81,037
TD SYNNEX Corp., 4.30%, 01/17/29	446	438,462
Trimble, Inc., 6.10%, 03/15/33	1,359	1,398,690
		3,407,916
Engineering & Construction — 0.3%
IHS Holding Ltd.
6.25%, 11/29/28(a)	125	124,241
7.88%, 05/29/30(a)	770	789,407
8.25%, 11/29/31(a)	1,039	1,083,353
Jacobs Solutions, Inc., 4.75%, 03/03/31	1,469	1,436,629
		3,433,630
Entertainment — 0.4%
Caesars Entertainment, Inc.
6.00%, 10/15/32(a)(b)	1,820	1,596,258
6.50%, 02/15/32(a)(b)	917	876,257
Live Nation Entertainment, Inc., 3.75%, 01/15/28(a)	269	263,373
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	489	345,718
5.88%, 09/01/31(a)	224	148,445
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	1,583	1,601,067
		4,831,118
Environmental Control — 0.0%
Veralto Corp., 5.45%, 09/18/33	207	208,683
Food — 0.7%
General Mills, Inc., 4.95%, 03/29/33(b)	1,068	1,045,787
Kraft Heinz Foods Co.
5.20%, 03/15/32	255	255,360
5.40%, 03/15/35(b)	284	280,965
Post Holdings, Inc., 6.50%, 03/15/36(a)	1,644	1,603,549

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Sysco Corp.
4.40%, 07/25/31(b)	$515	$497,428
5.95%, 04/01/30(b)	1,737	1,784,546
Tyson Foods, Inc.
4.35%, 03/01/29	1,539	1,521,621
5.70%, 03/15/34(b)	556	564,625
		7,553,881
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(a)	727	738,261
9.50%, 06/01/30(a)(b)	240	257,322
National Fuel Gas Co.
5.05%, 10/15/31	170	167,756
5.50%, 03/15/30	223	225,163
5.95%, 03/15/35	173	175,896
NiSource, Inc.
1.70%, 02/15/31	257	222,553
5.35%, 07/15/35	360	355,671
Southern California Gas Co.
5.05%, 09/01/34	92	90,249
5.45%, 06/15/35(b)	391	392,390
		2,625,261
Health Care - Products — 0.5%
Augusta SpinCo Corp., 4.66%, 03/23/31	330	324,619
GE HealthCare Technologies, Inc., 5.86%, 03/15/30	1,696	1,743,100
Smith & Nephew PLC, 2.03%, 10/14/30	2,001	1,768,717
Solventum Corp.
5.45%, 03/13/31(b)	248	251,415
5.60%, 03/23/34(b)	1,786	1,796,896
		5,884,747
Health Care - Services — 1.2%
DaVita, Inc.
3.75%, 02/15/31(a)	943	869,833
4.63%, 06/01/30(a)	1,673	1,612,660
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	826	841,107
HCA, Inc.
2.38%, 07/15/31	420	369,250
3.63%, 03/15/32	1,908	1,755,608
4.13%, 06/15/29(b)	1,719	1,686,108
Humana, Inc.
5.38%, 04/15/31	335	336,427
5.88%, 03/01/33(b)	1,280	1,301,622
5.95%, 03/15/34	1,500	1,523,295
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	137	134,282
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(a)	1,273	980,210
Select Medical Corp., 6.25%, 12/01/32(a)	913	876,947
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	599	620,359
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)	1,554	1,558,840
		14,466,548
Holding Companies - Diversified — 0.9%
Ares Capital Corp.
5.10%, 01/15/31	50	48,056
5.50%, 09/01/30	50	49,089
5.88%, 03/01/29	1,769	1,776,651
5.95%, 07/15/29	551	555,457
Blackstone Secured Lending Fund
5.13%, 01/31/31(b)	420	398,825
5.30%, 06/30/30	258	250,089
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.35%, 04/13/28	$257	$255,654
5.90%, 05/21/31	550	534,874
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	919	875,107
FS KKR Capital Corp.
3.13%, 10/12/28(b)	25	23,500
6.13%, 01/15/30	1,137	1,108,293
6.88%, 08/15/29	887	890,669
7.50%, 08/01/31	171	171,290
Golub Capital BDC, Inc.
6.00%, 07/15/29	1,391	1,392,434
6.25%, 06/01/31	410	403,724
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29	779	775,769
10.00%, 11/15/29(a)	1,384	1,386,277
		10,895,758
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(a)(b)	863	804,135
NVR, Inc., 3.00%, 05/15/30	668	621,069
		1,425,204
Home Furnishings — 0.3%
Somnigroup International, Inc., 3.88%, 10/15/31(a)	927	845,039
Whirlpool Corp.
4.50%, 06/01/46	1,157	649,983
4.60%, 05/15/50(b)	1,370	762,335
6.13%, 06/15/30	50	45,434
6.50%, 06/15/33(b)	1,140	965,976
		3,268,767
Insurance — 1.2%
AEGON Funding Co. LLC, 5.63%, 05/07/36(b)	421	409,901
Aon Corp., 2.80%, 05/15/30	651	602,993
Aon North America, Inc., 5.45%, 03/01/34	1,756	1,758,480
Arthur J Gallagher & Co.
5.00%, 02/15/32	168	166,595
5.15%, 02/15/35(b)	1,819	1,769,945
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	966	974,192
Brown & Brown, Inc.
4.90%, 06/23/30	1,472	1,458,432
5.25%, 06/23/32	325	321,058
5.55%, 06/23/35(b)	455	446,158
CNA Financial Corp., 5.20%, 08/15/35	400	385,502
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	1,273	1,289,004
5.75%, 05/20/35	390	391,539
6.00%, 12/07/33	773	794,470
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/35	388	381,983
Mercury General Corp., 6.25%, 06/15/36	500	497,508
Willis North America, Inc.
4.55%, 03/15/31	535	520,273
5.35%, 05/15/33	1,235	1,232,093
		13,400,126
Internet — 1.4%
Alphabet, Inc., 4.80%, 02/15/36(b)	930	892,317

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Amazon.com, Inc.
4.88%, 03/13/36	$457	$437,374
5.10%, 07/09/33	700	693,496
AppLovin Corp.
5.13%, 12/01/29	1,702	1,704,009
5.38%, 12/01/31	352	352,393
eBay, Inc., 4.25%, 03/06/29	511	504,358
Expedia Group, Inc.
5.40%, 02/15/35	1,850	1,800,565
5.50%, 04/15/36	300	290,998
Gen Digital, Inc., 6.25%, 04/01/33(a)	1,578	1,553,383
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(a)	442	413,554
Match Group Holdings II LLC, 6.13%, 09/15/33(a)	956	930,803
Rakuten Group, Inc., 9.75%, 04/15/29(a)	1,452	1,576,539
Snap, Inc.
6.88%, 03/01/33(a)	1,089	1,063,762
6.88%, 03/15/34(a)	935	905,723
VeriSign, Inc.
2.70%, 06/15/31	1,012	904,453
5.25%, 06/01/32	227	226,469
Wayfair LLC
7.25%, 10/31/29(a)	1,234	1,270,755
7.75%, 09/15/30(a)	705	738,767
		16,259,718
Iron & Steel — 0.5%
ArcelorMittal SA
6.55%, 11/29/27	1,993	2,037,353
6.80%, 11/29/32(b)	250	271,038
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	768	787,220
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)	937	948,141
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	1,026	966,967
6.13%, 04/15/32(a)	1,174	1,186,369
		6,197,088
Leisure Time — 0.5%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	1,090	1,122,092
NCL Corp. Ltd.
6.25%, 09/15/33(a)(b)	1,490	1,416,320
6.75%, 02/01/32(a)	1,068	1,046,814
Patrick Industries, Inc., 6.38%, 11/01/32(a)	868	855,947
Royal Caribbean Cruises Ltd., 4.75%, 05/15/33	1,862	1,782,640
		6,223,813
Lodging — 0.8%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	954	976,144
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/31(a)(b)	843	779,708
5.00%, 06/01/29(a)	676	655,489
Hyatt Hotels Corp.
5.05%, 03/30/28	188	188,645
5.75%, 03/30/32	179	182,167
Las Vegas Sands Corp.
5.30%, 05/15/31	184	181,570
5.63%, 06/15/28	1,791	1,807,239
6.00%, 06/14/30	200	203,758
Marriott International, Inc./MD
4.50%, 05/01/33	181	172,696
4.90%, 04/15/29(b)	410	411,221
Security	Par (000)	Value
Lodging (continued)
5.10%, 04/15/32(b)	$197	$196,845
Series FF, 4.63%, 06/15/30(b)	1,446	1,429,563
Series GG, 3.50%, 10/15/32	137	124,640
Series HH, 2.85%, 04/15/31	420	382,318
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	916	861,303
Travel and Leisure Co., 4.50%, 12/01/29(a)	1,131	1,089,767
		9,643,073
Machinery — 0.3%
Ingersoll Rand, Inc., 5.70%, 08/14/33	1,715	1,754,063
Nordson Corp., 4.50%, 12/15/29	112	110,683
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	1,778	1,775,510
4.90%, 05/29/30	323	322,021
		3,962,277
Manufacturing — 0.1%
LSB Industries, Inc., 6.25%, 10/15/28(a)	735	733,412
Textron, Inc., 5.50%, 05/15/35(b)	216	215,557
		948,969
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	389	344,315
4.75%, 02/01/32(a)	219	191,361
Discovery Communications LLC
6.35%, 06/01/40	368	287,960
5.00%, 09/20/37	807	591,127
Discovery Global Holdings, Inc.
4.28%, 03/15/32(b)	1,624	1,443,038
5.05%, 03/15/42	1,167	811,065
EchoStar Corp., 10.75%, 11/30/29	627	677,807
McGraw-Hill Education, Inc.
7.38%, 09/01/31(a)	1,015	1,027,829
8.00%, 08/01/29(a)	977	968,937
Nexstar Media, Inc.
4.75%, 11/01/28(a)	1,702	1,668,910
7.25%, 04/15/34(a)	971	973,176
Paramount Global
4.95%, 05/19/50(b)	338	204,838
5.85%, 09/01/43	1,019	722,362
6.88%, 04/30/36(b)	1,789	1,635,210
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)	929	803,585
8.13%, 02/15/33(a)(b)	952	976,251
Space Exploration Technologies Corp.
5.35%, 07/15/31(a)	1,900	1,849,326
5.65%, 07/15/33(a)	1,150	1,101,731
Versant Media Group, Inc., 7.25%, 01/30/31(a)	1,516	1,562,752
		17,841,580
Metal Fabricate & Hardware — 0.0%
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)	436	455,570
Mining — 0.9%
Aris Mining Corp., 8.00%, 10/31/29(a)	670	696,016
Endeavour Mining PLC, 7.00%, 05/28/30(a)(b)	686	695,977
First Quantum Minerals Ltd., 8.63%, 06/01/31(a)(b)	833	866,590
IAMGOLD Corp., 5.75%, 10/15/28(a)	654	652,438
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	1,163	1,169,630
Nickel Industries Ltd., 9.00%, 09/30/30(a)(b)	1,174	1,197,590
Novelis Corp.
4.75%, 01/30/30(a)	1,661	1,596,466
6.88%, 01/30/30(a)	589	604,328

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Skeena Resources Ltd., 8.50%, 04/01/31(a)	$1,184	$1,236,176
Stillwater Mining Co., 4.50%, 11/16/29(a)	827	787,211
Taseko Mines Ltd., 8.25%, 05/01/30(a)	668	694,142
		10,196,564
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)(b)	440	432,590
Oil & Gas — 2.7%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	774	773,044
California Resources Corp.
7.00%, 01/15/34(a)	990	969,638
7.25%, 01/15/35(a)	846	835,914
Canadian Natural Resources Ltd., 5.00%, 12/15/29(b)	594	597,343
Cenovus Energy, Inc., 4.65%, 03/20/31(b)	383	375,717
CNX Resources Corp., 7.38%, 01/15/31(a)	662	676,479
Comstock Resources, Inc. 6.75%, 03/01/29(a)	1,950	1,919,669
CVR Energy, Inc.
7.50%, 02/15/31(a)	921	933,038
7.88%, 02/15/34(a)	588	597,505
Diamondback Energy, Inc.
3.50%, 12/01/29	410	393,404
5.15%, 01/30/30	400	403,016
6.25%, 03/15/33	1,252	1,312,627
EQT Corp., 4.75%, 01/15/31	1,795	1,764,744
Expand Energy Corp., 4.75%, 02/01/32	1,836	1,779,370
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	994	1,006,196
HF Sinclair Corp.
5.50%, 09/01/32	407	407,061
6.25%, 01/15/35	245	251,347
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	1,194	1,235,771
Kosmos Energy Ltd., 8.75%, 10/01/31(a)(b)	946	828,847
Marathon Petroleum Corp., 5.15%, 03/01/30(b)	992	998,656
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	1,112	1,149,570
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	1,047	1,047,750
8.75%, 06/15/31(a)(b)	700	721,421
Occidental Petroleum Corp.
5.38%, 01/01/32(b)	44	44,226
6.63%, 09/01/30(b)	488	511,663
8.88%, 07/15/30	1,536	1,712,058
Par Petroleum LLC, 7.38%, 06/01/34(a)	805	832,979
Parex Resources, Inc., 8.50%, 05/11/31(a)	727	740,480
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/34(a)	661	671,280
9.88%, 03/15/30(a)(b)	1,253	1,342,438
Talos Production, Inc.
8.00%, 07/15/34(a)	892	900,755
9.38%, 02/01/31(a)(b)	929	979,463
Viper Energy Partners LLC, 4.90%, 08/01/30	362	357,294
Woodside Finance Ltd.
5.40%, 05/19/30	1,754	1,769,204
5.70%, 05/19/32	280	285,479
		31,125,446
Oil & Gas Services — 0.3%
Bristow Group, Inc., 6.75%, 02/01/33(a)	767	767,880
Enerflex, Inc., 6.88%, 01/15/31(a)	561	570,201
Tidewater, Inc., 9.13%, 07/15/30(a)	908	970,406
Security	Par (000)	Value
Oil & Gas Services (continued)
Viridien, 10.00%, 10/15/30(a)	$532	$555,304
		2,863,791
Packaging & Containers — 0.1%
AptarGroup, Inc., 4.75%, 03/30/31	511	502,392
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	208	197,466
Klabin Austria GmbH, 7.00%, 04/03/49(a)	360	358,283
		1,058,141
Pharmaceuticals — 0.7%
Cardinal Health, Inc.
5.00%, 11/15/29	1,267	1,272,154
5.35%, 11/15/34	797	790,857
CVS Health Corp.
3.75%, 04/01/30	1,659	1,593,159
5.13%, 02/21/30	1,446	1,453,420
5.25%, 02/21/33	531	531,090
5.70%, 06/01/34	210	212,738
Elanco Animal Health, Inc., 6.40%, 08/28/28	984	1,003,668
Grifols SA, 4.75%, 10/15/28(a)	1,098	1,071,309
		7,928,395
Pipelines — 3.6%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	1,870	1,803,490
Cheniere Energy Partners LP
3.25%, 01/31/32	744	673,130
4.00%, 03/01/31	1,751	1,671,266
Cheniere Energy, Inc., 5.65%, 04/15/34	287	289,803
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	1,001	1,038,873
Enbridge, Inc.
5.70%, 03/08/33	1,440	1,468,636
6.20%, 11/15/30	89	92,837
Energy Transfer LP
4.95%, 05/15/28	278	278,869
5.25%, 07/01/29	138	139,601
5.55%, 02/15/28	157	158,928
6.40%, 12/01/30(b)	1,109	1,163,896
6.55%, 12/01/33	957	1,018,783
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32(b)	436	450,315
8.00%, 05/15/33	911	947,729
8.88%, 04/15/30	508	530,361
Kinder Morgan, Inc., 4.80%, 02/01/33	1,103	1,074,727
MPLX LP
4.80%, 02/15/31	1,482	1,463,016
4.95%, 09/01/32	339	333,328
5.00%, 01/15/33	72	70,469
5.00%, 03/01/33	944	923,375
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	1,067	1,093,763
8.38%, 02/15/32(a)(b)	805	837,108
ONEOK, Inc.
3.10%, 03/15/30	65	60,878
4.55%, 07/15/28(b)	306	304,995
4.75%, 10/15/31(b)	130	127,274
4.95%, 10/15/32(b)	40	39,224
5.65%, 11/01/28	801	814,672
6.05%, 09/01/33	1,367	1,409,401

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.10%, 11/15/32	$50	$51,926
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 01/15/31	1,782	1,751,847
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(b)	248	246,160
4.50%, 05/15/30	1,792	1,762,005
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29	1,235	1,231,226
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)(b)	1,236	1,283,680
Targa Resources Corp., 6.13%, 03/15/33	993	1,031,251
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	1,865	1,749,540
TransCanada PipeLines Ltd., 4.10%, 04/15/30	676	655,880
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/36(a)	1,298	1,282,838
Venture Global LNG, Inc.
8.38%, 06/01/31(a)	1,452	1,501,075
9.88%, 02/01/32(a)(b)	1,544	1,643,863
Venture Global Plaquemines LNG LLC
6.75%, 01/15/36(a)	1,051	1,100,078
7.50%, 05/01/33(a)	505	547,935
7.75%, 05/01/35(a)	1,475	1,634,672
Western Midstream Operating LP
4.05%, 02/01/30	1,852	1,784,616
4.80%, 03/01/31	277	271,742
6.15%, 04/01/33	273	280,796
Williams Companies, Inc.(The)
4.90%, 03/15/29(b)	106	106,233
5.65%, 03/15/33	1,195	1,212,351
		41,408,461
Real Estate — 0.5%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29(a)	966	951,726
9.75%, 04/15/30(a)(b)	332	355,717
CBRE Services, Inc.
4.80%, 06/15/30	357	353,191
4.90%, 01/15/33	1,177	1,144,996
5.95%, 08/15/34	647	661,988
Five Point Operating Co. LP, 8.00%, 10/01/30(a)(b)	670	686,685
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	924	890,648
4.38%, 02/01/31(a)	1,072	1,001,806
		6,046,757
Real Estate Investment Trusts — 2.9%
American Homes 4 Rent LP, 4.95%, 06/15/30	452	449,073
American Tower Corp.
3.80%, 08/15/29	76	73,741
4.90%, 03/15/30	626	623,522
5.55%, 07/15/33	1,179	1,187,936
5.65%, 03/15/33	368	373,845
5.80%, 11/15/28	814	831,614
5.90%, 11/15/33	44	45,175
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(a)	751	718,043
7.75%, 12/01/29(a)	744	768,860
Brixmor Operating Partnership LP
4.05%, 07/01/30	627	605,195
4.13%, 05/15/29	296	290,338
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle, Inc.
2.25%, 01/15/31	$289	$254,614
2.50%, 07/15/31	108	95,014
3.80%, 02/15/28	1,587	1,563,009
5.60%, 06/01/29	277	281,657
5.80%, 03/01/34	500	503,790
Diversified Healthcare Trust
4.38%, 03/01/31	917	838,666
7.25%, 10/15/30(a)	450	461,196
EPR Properties, 4.75%, 11/15/30	465	452,418
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	693	676,683
5.50%, 06/15/34	262	258,566
Equinix, Inc., 3.20%, 11/18/29	1,606	1,517,973
Extra Space Storage LP
4.95%, 01/15/33	173	169,094
5.40%, 06/15/35	389	383,547
5.50%, 07/01/30	1,415	1,433,844
5.70%, 04/01/28(b)	403	408,755
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	1,609	1,423,131
5.25%, 02/15/33	443	427,545
5.30%, 01/15/29	234	234,231
5.63%, 09/15/34	176	171,402
Healthcare Realty Holdings LP, 2.00%, 03/15/31	766	666,371
Host Hotels & Resorts LP
5.70%, 06/15/32	378	382,842
Series I, 3.50%, 09/15/30	580	543,834
Hudson Pacific Properties LP, 4.65%, 04/01/29(b)	861	809,306
Invitation Homes Operating Partnership LP, 4.95%, 01/15/33	539	524,329
Iron Mountain, Inc.
4.50%, 02/15/31(a)	263	248,915
5.63%, 07/15/32(a)	380	371,892
Millrose Properties, Inc., 6.38%, 08/01/30(a)	675	679,990
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	1,376	939,236
4.63%, 08/01/29	1,792	1,436,057
NNN REIT, Inc., 4.60%, 02/15/31	416	408,564
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	563	559,888
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	1,317	1,283,660
5.88%, 10/01/28(a)	363	362,510
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	861	820,133
Service Properties Trust, 8.88%, 06/15/32	794	815,856
Starwood Property Trust, Inc., 6.50%, 10/15/30(a)	795	805,953
Sun Communities Operating LP
2.70%, 07/15/31	1,044	929,434
4.20%, 04/15/32(b)	251	237,144
Ventas Realty LP, 5.10%, 07/15/32	383	381,207
VICI Properties LP
4.75%, 02/15/28	1,201	1,198,638
4.95%, 02/15/30	836	826,499
5.13%, 05/15/32	283	276,014
Weyerhaeuser Co., 4.00%, 04/15/30	136	131,332
XHR LP, 4.88%, 06/01/29(a)	825	803,737
		33,965,818
Retail — 1.3%
Arko Corp., 5.13%, 11/15/29(a)(b)	789	737,739

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Bath & Body Works, Inc., 6.75%, 07/01/36(b)	$944	$933,568
Dick's Sporting Goods, Inc., 3.15%, 01/15/32(b)	1,480	1,338,262
Dollar General Corp.
3.50%, 04/03/30	1,772	1,679,656
5.45%, 07/05/33(b)	405	405,929
Dollar Tree, Inc.
2.65%, 12/01/31	365	322,757
4.20%, 05/15/28	1,674	1,658,968
Gap, Inc.(The)
3.63%, 10/01/29(a)(b)	1,241	1,167,458
3.88%, 10/01/31(a)	733	664,368
Kohl's Corp.
5.13%, 05/01/31(b)	1,067	956,283
10.00%, 06/01/30(a)	407	439,604
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	29	29,087
7.38%, 08/01/33(a)(b)	674	701,358
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)	1,023	1,026,268
QXO Building Products, Inc., 6.75%, 04/30/32(a)	1,592	1,625,846
Tractor Supply Co., 5.25%, 05/15/33(b)	1,337	1,327,369
Walmart, Inc., 4.75%, 04/30/36(b)	565	549,964
		15,564,484
Semiconductors — 0.7%
Broadcom, Inc., 4.15%, 04/15/32	77	72,451
Intel Corp., 5.00%, 08/15/33(b)	1,532	1,489,375
Marvell Technology, Inc.
2.95%, 04/15/31	1,469	1,331,969
4.75%, 07/15/30	390	384,888
Microchip Technology, Inc.
5.05%, 03/15/29(b)	238	238,764
5.05%, 02/15/30	1,736	1,728,309
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	722	640,663
3.40%, 05/01/30	720	680,174
4.30%, 06/18/29	860	845,985
5.00%, 01/15/33(b)	197	192,842
		7,605,420
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	42	42,405
5.75%, 01/15/35	66	66,993
		109,398
Software — 1.9%
Autodesk, Inc., 2.40%, 12/15/31(b)	2,095	1,819,744
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	1,897	1,682,305
2.90%, 12/01/29	344	320,953
CoreWeave, Inc.
9.00%, 02/01/31(a)	749	676,118
9.25%, 06/01/30(a)(b)	1,612	1,506,505
9.63%, 07/15/32(a)	233	208,542
9.75%, 10/01/31(a)	507	460,033
Elastic NV, 4.13%, 07/15/29(a)	955	909,957
Fair Isaac Corp., 6.25%, 09/15/34(a)	1,639	1,583,359
Microsoft Corp., 3.50%, 02/12/35(b)	1,944	1,753,528
MSCI, Inc., 5.25%, 09/01/35(b)	113	108,435
Oracle Corp., 6.15%, 11/09/29	307	310,567
Paychex, Inc.
5.10%, 04/15/30	404	404,298
Security	Par (000)	Value
Software (continued)
5.35%, 04/15/32	$1,726	$1,729,760
ROBLOX Corp., 3.88%, 05/01/30(a)	780	726,340
Roper Technologies, Inc.
1.75%, 02/15/31	2,058	1,777,356
4.90%, 10/15/34	625	593,850
Salesforce, Inc.
4.90%, 09/15/31	1,795	1,768,862
5.20%, 03/15/33	1,786	1,764,058
VMware LLC, 4.70%, 05/15/30	471	465,887
Workday, Inc., 3.80%, 04/01/32(b)	1,936	1,792,981
		22,363,438
Telecommunications — 2.8%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	1,670	1,632,439
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)	1,715	1,672,597
AT&T, Inc.
4.30%, 02/15/30(b)	360	352,206
4.75%, 04/30/33(b)	1,816	1,743,190
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/33(b)	744	730,069
British Telecommunications PLC, 9.63%, 12/15/30	1,522	1,779,161
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)(b)	1,624	1,590,262
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)	915	917,489
Level 3 Financing, Inc., 8.50%, 01/15/36(a)	1,098	1,142,340
Millicom International Cellular SA
4.50%, 04/27/31(a)	1,338	1,228,895
7.38%, 04/02/32(a)(b)	679	695,464
Motorola Solutions, Inc.
2.75%, 05/24/31	832	748,094
4.60%, 05/23/29	340	338,054
5.20%, 08/15/32	377	374,931
5.40%, 04/15/34	650	644,551
Orange SA, 9.00%, 03/01/31	1,527	1,760,805
Sprint Capital Corp.
6.88%, 11/15/28	367	383,061
8.75%, 03/15/32	1,479	1,720,987
TELUS Corp., 3.40%, 05/13/32(b)	1,803	1,624,469
T-Mobile USA, Inc.
2.25%, 11/15/31	1,545	1,339,984
2.55%, 02/15/31	824	738,903
2.70%, 03/15/32	2,020	1,773,463
3.88%, 04/15/30	1,226	1,177,469
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.63%, 06/15/32(a)(b)	943	963,050
Series Feb, 8.63%, 06/15/32(a)	1,151	1,175,473
Viasat, Inc., 7.50%, 05/30/31(a)(b)	1,251	1,250,681
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	1,546	1,609,431
WULF Compute LLC, 7.75%, 10/15/30(a)	1,515	1,573,914
		32,681,432
Transportation — 0.3%
Danaos Corp., 6.88%, 10/15/32(a)	779	795,849
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29(a)	50	49,119
4.65%, 03/15/31(a)(b)	1,739	1,693,182
4.95%, 03/15/33(a)	271	261,599
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	801	798,778
		3,598,527

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.1%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	$1,343	$1,338,538
Water — 0.0%
Essential Utilities, Inc., 5.25%, 08/15/35(b)	406	398,010
Total Corporate Bonds & Notes — 50.6% (Cost: $597,142,560)		589,909,911
U.S. Government & Agency Obligations
Mortgage Securities — 0.1%
Uniform Mortgage-Backed Securities, 5.00%, 04/01/56	542	522,967
Mortgage-Backed Securities — 17.0%
Federal National Mortgage Association
4.00%, 01/01/57	41	37,811
4.00%, 02/01/57	41	37,457
Government National Mortgage Association
2.00%, 12/20/50	1,928	1,547,177
2.00%, 12/20/51	713	572,197
2.00%, 02/20/52	712	571,446
2.00%, 05/20/52	3,161	2,536,085
2.00%, 08/20/56(d)	2,850	2,281,336
2.50%, 08/20/51	3,456	2,887,753
2.50%, 12/20/51	5,054	4,222,140
3.00%, 08/20/51	2,593	2,252,716
3.00%, 05/20/52	1,405	1,220,903
3.00%, 08/20/56(d)	1,100	953,605
3.50%, 11/20/54	1,609	1,409,429
3.50%, 08/20/56(d)	3,050	2,669,397
4.00%, 06/20/48	516	476,790
4.00%, 08/20/56(d)	2,750	2,487,415
4.50%, 11/20/54	855	804,100
4.50%, 01/20/55	1,860	1,744,583
4.50%, 03/20/55	656	615,117
4.50%, 08/20/56(d)	975	913,718
5.00%, 02/20/55	544	528,814
5.00%, 08/20/56(d)	6,835	6,612,672
5.50%, 07/20/55	525	522,140
5.50%, 10/20/55	385	382,857
5.50%, 11/20/55	2,886	2,869,653
5.50%, 08/20/56(d)	2,475	2,458,627
6.00%, 08/20/55	2,385	2,425,880
6.00%, 08/20/56(d)	550	558,970
6.50%, 08/15/54(d)	1,100	1,136,506
Uniform Mortgage-Backed Securities
1.50%, 08/18/41(d)	327	288,343
2.00%, 03/01/36	1,381	1,252,454
2.00%, 08/18/41(d)	9,343	8,440,447
2.00%, 06/01/50	940	743,620
2.00%, 04/01/51	6,023	4,738,424
2.00%, 11/01/51	6,464	5,107,090
2.00%, 03/01/52	10,403	8,155,328
2.00%, 05/01/52	4,097	3,208,597
2.00%, 08/13/56(d)	5,395	4,201,356
2.50%, 11/01/36	321	297,124
2.50%, 05/01/37	1,467	1,356,985
2.50%, 08/18/41(d)	750	693,222
2.50%, 12/01/50	652	532,482
2.50%, 04/01/51	2,215	1,825,574
2.50%, 11/01/51	1,576	1,311,164
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/01/51	$1,988	$1,629,930
2.50%, 04/01/52	94	77,231
2.50%, 07/01/52	226	184,199
2.50%, 08/13/56(d)	15,705	12,801,856
3.00%, 04/01/37	650	607,424
3.00%, 08/18/41(d)	680	634,843
3.00%, 03/01/50	1,655	1,431,467
3.00%, 12/01/51	1,294	1,119,648
3.00%, 08/13/56(d)	11,250	9,589,303
3.50%, 08/18/41(d)	350	329,171
3.50%, 05/01/48	1,808	1,632,838
3.50%, 06/01/50	3,977	3,586,153
3.50%, 12/01/55	2,686	2,384,408
3.50%, 08/13/56(d)	3,400	3,015,773
4.00%, 08/15/39(d)	550	526,774
4.00%, 10/01/40	451	432,717
4.00%, 03/01/41	1,296	1,242,181
4.00%, 10/01/49	1,401	1,306,913
4.00%, 08/01/53	2,200	2,013,812
4.00%, 10/01/55	2,072	1,892,874
4.00%, 08/13/56(d)	4,100	3,742,467
4.50%, 12/01/40	456	445,530
4.50%, 06/01/54	157	147,863
4.50%, 01/01/56	4,251	4,000,326
4.50%, 08/13/56(d)	2,450	2,300,373
5.00%, 06/01/53	734	719,631
5.00%, 11/01/53	978	949,011
5.00%, 06/01/54	2,199	2,139,658
5.00%, 11/01/54	730	706,606
5.00%, 01/01/55	1,102	1,071,852
5.00%, 01/01/56	858	832,295
5.00%, 02/01/56	4,046	3,906,541
5.00%, 03/01/56	1,312	1,273,787
5.00%, 04/01/56	342	330,360
5.00%, 08/13/56(d)	4,750	4,583,588
5.50%, 03/01/54	1,481	1,479,382
5.50%, 06/01/55	2,693	2,684,005
5.50%, 09/01/55	238	236,993
5.50%, 10/01/55	475	473,987
5.50%, 01/01/56	2,431	2,421,787
5.50%, 02/01/56	4,125	4,130,208
5.50%, 08/13/56(d)	6,625	6,556,135
6.00%, 09/01/54	4,477	4,530,412
6.00%, 12/01/54	3,544	3,664,157
6.00%, 01/01/55	557	568,892
6.00%, 09/01/55	152	155,348
6.00%, 08/13/56(d)	2,825	2,856,108
6.50%, 01/01/54	1,124	1,170,245
6.50%, 02/01/54	1,221	1,275,138
6.50%, 10/01/55	1,631	1,692,997
6.50%, 12/01/55	84	87,308
6.50%, 08/13/56(d)	1,025	1,056,671
		198,518,680
U.S. Government Obligations — 31.4%
U.S. Treasury Bonds
1.13%, 08/15/40	61,237	36,960,120
1.75%, 08/15/41	26,400	17,009,438
1.88%, 11/15/51	34,601	17,988,621
2.00%, 11/15/41	16,700	11,112,023
2.00%, 08/15/51	27,280	14,708,822
2.25%, 08/15/46	28,500	17,734,570

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 02/15/52	$33,983	$19,386,182
2.50%, 02/15/46	1,865	1,228,205
2.75%, 08/15/47	53,294	35,950,348
2.75%, 11/15/47(b)	18,600	12,505,594
3.00%, 11/15/44	21,500	15,743,711
3.00%, 08/15/52	29,026	19,542,460
3.63%, 05/15/53	1,085	824,346
4.75%, 02/15/56	2,000	1,848,125
U.S. Treasury Notes
1.88%, 02/28/29	10,000	9,409,766
3.38%, 05/15/33	20,000	18,632,031
3.50%, 02/28/31	15,700	15,113,703
3.88%, 03/31/31	11,000	10,749,062
4.00%, 11/15/35	5,000	4,739,844
4.25%, 05/31/33	25,000	24,554,687
4.25%, 05/15/35(b)	28,086	27,233,740
4.25%, 08/15/35	26,050	25,222,709
4.38%, 11/30/28	8,400	8,411,484
		366,609,591
Total U.S. Government & Agency Obligations — 48.5% (Cost: $587,407,529)		565,651,238
Total Long-Term Investments — 99.1% (Cost: $1,184,550,089)		1,155,561,149
	Shares
Short-Term Securities
Money Market Funds — 15.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)(g)	183,225,975	183,280,943
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	100,000	100,000
Total Short-Term Securities — 15.7% (Cost: $183,370,965)		183,380,943
Total Investments Before TBA Sales Commitments — 114.8% (Cost: $1,367,921,054)		1,338,942,092
Security	Par (000)	Value
TBA Sales Commitments(d)
Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities
3.50%, 08/13/56	(2,675)	$(2,372,704)
4.00%, 08/13/56	(2,075)	(1,894,054)
5.00%, 08/13/56	(4,050)	(3,908,112)
5.50%, 08/13/56	(2,300)	(2,276,092)
Total TBA Sales Commitments — (0.9)% (Proceeds: $(10,581,680))		(10,450,962)
Total Investments, Net of TBA Sales Commitments — 113.9% (Cost: $1,357,339,374)		1,328,491,130
Liabilities in Excess of Other Assets — (13.9)%		(162,557,028)
Net Assets — 100.0%		$1,165,934,102

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,127,968	$167,177,979 (a)	$—	$(32,441)	$7,437	$183,280,943	183,225,975	$2,205,265 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	2,729	—
				$(32,441)	$7,437	$183,380,943		$2,207,994	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Notes	52	09/21/26	$5,627	$(40,712)
2-Year U.S. Treasury Notes	99	09/30/26	20,364	(43,468)
5-Year U.S. Treasury Notes	399	09/30/26	42,341	(326,406)
				(410,586)
Short Contracts
U.S. Long Bonds	66	09/21/26	7,169	192,763
Ultra U.S. Treasury Bonds	183	09/21/26	20,142	685,184
				877,947
				$467,361
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$589,909,911	$—	$589,909,911
U.S. Government & Agency Obligations	—	565,651,238	—	565,651,238
Short-Term Securities
Money Market Funds	183,380,943	—	—	183,380,943
Liabilities
Investments
TBA Sales Commitments	—	(10,450,962)	—	(10,450,962)
	$183,380,943	$1,145,110,187	$—	$1,328,491,130
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$877,947	$—	$—	$877,947

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(410,586)	$—	$—	$(410,586)
	$467,361	$—	$—	$467,361

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced